Trade Receivables	12 Months Ended
Dec. 31, 2014
Trade Receivables
3.	Trade Receivables

Trade receivables are summarized as follows:

	December 31
	2014	2013
	(Millions of yen)
Notes	¥18,476	¥15,461
Accounts	619,321	606,010

	637,797	621,471
Less allowance for doubtful receivables	(12,122)	(12,730)

	¥625,675	¥608,741